Discontinued operations - Summary of U.S. Statutory Tax Rate And The Effective Tax Rate On Discontinued Operations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax reconciliation on discontinued operations [Line Items]
Income tax at U.S. federal statutory income tax rate					$ 25.1	$ 80.0	$ 39.2
State and local taxes, net of federal income tax benefit					9.2	17.5	10.9
Valuation allowance					(31.6)	(4.0)	1.7
Tax Act reform					0.0	(1.5)	(2.7)
NOL adjustment					0.0	(1.0)	(2.6)
Total income tax benefit on discontinued operations	$ (12.9)	$ 6.3	$ (25.8)	$ (8.1)	$ 3.5	(85.9)	(41.3)
Discontinued Operations [Member]
Disclosure of income tax reconciliation on discontinued operations [Line Items]
Income tax at U.S. federal statutory income tax rate						49.3	11.9
Goodwill impairment						(35.7)
State and local taxes, net of federal income tax benefit						4.0	0.4
Valuation allowance						(2.2)	1.4
Equity-based compensation						(1.3)	(1.2)
Earnings of foreign subsidiaries						(0.6)	(0.4)
Tax Act reform						0.7	(0.4)
Withholding taxes						(0.6)	(0.9)
NOL adjustment							0.2
Other						2.1	(0.6)
Total income tax benefit on discontinued operations						$ 15.7	$ 10.4